EQUITY (Details Narrative) - $ / shares	Feb. 28, 2025	Jan. 27, 2025	Jan. 07, 2025
Equity [Abstract]
Common stock shares authorized	50,000
Common stock, par value	$ 1
Common stock, shares issued	1		1
Common stock, shares outstanding	1	1